EQUITY - Dividend policy (Details) - $ / shares	1 Months Ended
	Jan. 31, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Jan. 31, 2020	Oct. 31, 2019	Aug. 31, 2019	May 31, 2019	Jan. 31, 2019	Oct. 31, 2018	Aug. 31, 2018	May 31, 2018	Jan. 31, 2018
Series A
EQUITY
Interim dividend per share	$ 26.60	$ 26.60			$ 22.60	$ 21.50			$ 21.50	$ 21.50			$ 21.50
Final dividend per share				$ 26.00				$ 21.50				$ 21.50
Additional dividend paid per share			$ 26.60				$ 21.50				$ 21.50
Series B Share
EQUITY
Interim dividend per share	$ 28.60	$ 28.60			$ 24.86	$ 23.65			$ 23.65	$ 23.65			$ 23.65
Final dividend per share				$ 28.60				$ 23.65				$ 23.65
Additional dividend paid per share			$ 28.60				$ 23.65				$ 23.65